Related Party Transactions	9 Months Ended
Sep. 30, 2024
Related Party Transactions
Related Party Transaction
8.	Related Party Transactions:

The transactions we have with related parties include compensation arrangements for current compensation, share based compensation, compensation under options, share purchase as investor and short term loan from the company director.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months		Nine months
	ended September 30,		ended September 30,
Description	2024	2023	2024	2023
Salaries and bonus	$-	$12,000	$-	$132,000
Short-term employee benefits	563	531	1,648	1,518
Stock-based compensation	30,000	-	511,875	-

Total	$30,563	$12,531	$513,523	133,518

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended September 30, 2024 and 2023, respectively.